Research and Development, Net (Details) - Schedule of research and development - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Payroll and related expenses	$ 5,049	$ 5,586	$ 5,065
Share-based payment	174	608	1,119
R&D consumables	160	318	390
Rent and office maintenance	355	390	359
Depreciation	130	132	123
Subcontracted work and consulting	15	64	82
Travel and other expenses	347	110	67
Research and development expense, total	$ 6,230	$ 7,208	$ 7,205